Document And Entity Information	12 Months Ended
	Dec. 31, 2011	Feb. 15, 2012
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	cyt
Entity Registrant Name	CYTEC INDUSTRIES INC/DE/
Entity Central Index Key	0000912513
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		45,818,398